UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Address of principal executive offices)

 (Zip code)

Rajendra Prasad

1310 East Ocean Boulevard, Unit 1401

Long Beach, California 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Prasad Growth Fund

CELGENE CORPORATION

Ticker Symbol:CELG	Cusip Number:151020104
Record Date: 4/26/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR SOL J. BARER, PH.D., FOBERT J. HUGIN, MICHAEL D. CASEY, RODMAN L. DRAKE, A. HULL HAYES,JR. MD, GILLA KAPLAN, PH.D., JAMES J. LOUGHLIN, RICHARD C.E.MORGAN, WALTER L. ROBB, PH.D.	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007	For	Issuer	For	With

GARMIN LTD

Ticker Symbol:GRMN	Cusip Number:G37260109
Record Date: 4/16/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND FOR 1.GENE M BETTS, 2. THOMAS A. MCDONNELL	For	Issuer	For	With

GUESS? INC

Ticker Symbol:GES	Cusip Number:401617105
Record Date: 4/23/2007	Meeting Date: 6/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR PAUL MARCIANO, ANTHONY CHIDONI, JUDITH BLUMENTHAL	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING FEBRUARY 2, 2008	For	Issuer	For	With

ILLUMINA, INC

Ticker Symbol:ILMN	Cusip Number:452327109
Record Date: 4/10/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND 1. A. BLAINE BOWMAN, PAUL GRINT, M.D., JACK GOLDSTEIN, DAVID R. WALT PHD, ROY A. WHITFIELD	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.	For	Issuer	For	With
3	APPROVE AN AMENDMENT TO INCREASE THE MAXIMUM NUMBER OF SHARES OF COMMON STOCK AURTHORIZED FOR ISSUANCE UNDER 2005 STOCK AND INCENTIVE PLAN BY 1,250,000 SHARES	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC

Ticker Symbol:MEMC	Cusip Number:552715104
Record Date: 3/1/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: (1) JOHN MARREN, (2) WILLIAM E. STEVENS, (3) JAMES B. WILLIAMS	For	Issuer	For	With
2	APPROVAL OF AMENDMENT TO 2001 PLAN	For	Issuer	For	With

NASDAQ STOCK MARKET, INC

Ticker Symbol:NDAQ	Cusip Number:631103108
Record Date: 4/27/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES(S): 1.H.FURLONG BALDWIN, 2. MICHAEL CASEY, 3. DANIEL COLEMAN, 4, LON GORMAN, 5. ROBERT GREIFELD, 6. PATRICK J. HEALY, 7. GLENN H. HUTCHINS, 8. MERIT E. JANOW, 9. JOHN D. MARKESE, 10. THOMAS F. O'NEILL, 11. JAMES S. RIEPE, 12. THOMAS G. STEMBERG, 13. DEBORAH L. WINCE-SMITH	For	Issuer	For	With
2	RATIFY APPONTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVE AMENDED AND RESTATED EQUITY PLAN	For	Issuer	For	With

U. S. GLOBAL INVESTORS, INC.

Ticker Symbol:GROW	Cusip Number:902952100
Record Date: 12/26/2006	Meeting Date: 1/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACT ON A PROPOSED AMENDMENT TO ARTICLE FOUR OF THE THIRD RESTATED AND AMENDED ARTICLES OF INC. TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 36,000,000 IN ORDER TO EFFECTUATE A RELATED TWO FOR ONE STOCK SPLIT AND COMPLETE OTHER MINOR MIDIFICATIONS TO THE ARTICLES OF INCORPORATION AS SET FORTH IN THEIR ENTIRETY AS EXHIBIT A TO THIS PROXY STATEMENT	For	Issuer	For	With
2	TO ACT ON A PROPOSED AMENDMENT TO ARTICLE FOUR OF THE THIRD RESTATED AND AMENDED ARTICLES OF INCORPORATION OF u.s.gLOBAL TO ELIMINATE THE DIVIDEND AND LIQUIDATION PREFERENCES FOR HOLDERS OF CLASS A COMMON STOCK IN ORDER TO FACILITATE THE ADOPTION OF A DIVIDEND POLICY AND TO PERMIT THE CONVERSION OF CLASS C COMMON STOCK TO CLASS A COMMON STOCK.	For	Issuer	For	With

U.S.GLOBAL INVESTORS, INC

Ticker Symbol:GROW	Cusip Number:902952100
Record Date: 2/13/2007	Meeting Date: 2/21/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACT ON A PROPOSED AMENDEMENT TO ARTICLE FOUR OF THE THIRD RESTATED AND AMENDED ARTICLES OF INC. TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 36,000,000. IN ORDER TO EFFECTUATE A RELATED TWO-FOR-ONE STOCK SPLIT AND COMPLETE OTHER MINOR MODIFICATIONS TO THE ARTICLES OF INCORPORATION AS SET FORTH IN THEIR ENTIRETY AS EXHIBIT A TO THIS PROXY STATEMENT	For	Issuer	For	With
2	TO ACT ON A PROPOSED AMENDEMENT TO ARTICLE FOUR OF THE THIRD RESTATED AND AMENDED ARTICLES OF INCORPORATION OF U.S.GLOBAL TO ELIMINATE THE DIVIDEND AND LIQUIDATION PREFERENCES FOR HOLDERS OF CLASS A COMMON STOCK IN ORDER TO FACILITATE THE ADOPTION OF A DIVIDEND POLICY AND TO PERMIT THE CONVERSION OF CLASS C COMMON STOCK TO CLASS A COMMON STOCK	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

* Rajendra Prasad

Chairman and CEO

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.